UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006

Check here if Amendment [ ]; Amendment Number:

This Amendment: [ ] is a restatement.
                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        FLOOD, GAMBLE ASSOCIATES, INC.
Address:     610 FIFTH AVENUE-SUITE 511
             NEW YORK, NEW YORK 10020

Form 13F File Number: 28-6732

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        KRISTIN GAMBLE
Title:       PRESIDENT
Phone:       212-333-2020

Signature, Place, and Date of Signing:

KRISTIN GAMBLE                          NEW YORK, NY                   2/01/07
------------------------------          --------------------          --------
Signature                               City, State                   Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:               47

Form 13F Information Table Value Total:         $174,295

List of Other Included Managers:
NONE

                                                    FORM 13F INFORMATION TABLE

            COLUMN 1             COLUMN 2 COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7            COLUMN 8
-------------------------------- -------- --------- -------- ---------------------- -------- ------------ --------------------------
                                  TITLE    CUSIP     VALUE     SHARES /    SH/ PUT/ INVSTMT     OTHER          VOTING AUTHORITY
         NAME OF ISSUER          OF CLASS  NUMBER   (x$1000) PRINCIPAL AMT PRN CALL DSCRETN    MANAGERS     SOLE    SHARED    NONE
-------------------------------- -------- --------- -------- ------------- --- ---- -------- ------------ -------- -------- --------
AT & T, INC                      COMMON   00206R102      311          8689 SH       SOLE     2                                  8689
ACTUANT CORP.                    COMMON   00508X203     2847         59758 SH       SOLE     2                                 59758
AMER SUPERCONDUCTOR              COMMON   030111108     3020        307885 SH       SOLE     2                                307885
AMGEN INC                        COMMON   031162100     5816         85140 SH       SOLE     2                                 85140
AUTOZONE, INC.                   COMMON   053332102     6259         54163 SH       SOLE     2                                 54163
BP PLC-SPONS ADR                 COMMON   055622104      244          3634 SH       SOLE     2                                  3634
BED BATH & BEYOND                COMMON   075896100     4576        120095 SH       SOLE     2                                120095
BIOGEN IDEC INC                  COMMON   09062X103     4897         99544 SH       SOLE     2                                 99544
BRISTOL MYERS SQUIBB             COMMON   110122108      331         12560 SH       SOLE     2                                 12560
CHEESECAKE FACTORY               COMMON   163072101     4803        195245 SH       SOLE     2                                195245
CITIGROUP INC                    COMMON   172967101      263          4714 SH       SOLE     2                                  4714
COMCAST CORP CL A                COMMON   200300101     2954         69794 SH       SOLE     2                                 69794
COMCAST CORP CL-SPL              COMMON   200300200     2524         60265 SH       SOLE     2                                 60265
CORPORATE EXECUTIVE BD           COMMON   21988R102     5084         57975 SH       SOLE     2                                 57975
COSTAR GROUP INC                 COMMON   22160N109     5943        110965 SH       SOLE     2                                110965
EBAY INC                         COMMON   278642103     4975        165448 SH       SOLE     2                                165448
ENTERPRISE PRODS PARTNERSHIP     COMMON   293792107      309         10679 SH       SOLE     2                                 10679
ENTRAVISION COMM.                COMMON   29382R107     2857        347525 SH       SOLE     2                                347525
EQUITABLE RES                    COMMON   294549100      837         20040 SH       SOLE     2                                 20040
EURONET WORLDWIDE                COMMON   298736109     6414        216040 SH       SOLE     2                                216040
EXPEDITORS INTL WASH             COMMON   302130109     3853         95130 SH       SOLE     2                                 95130
EXXON MOBIL CORP                 COMMON   30231G102      648          8451 SH       SOLE     2                                  8451
FASTENAL CO.                     COMMON   311900104     8335        232297 SH       SOLE     2                                232297
FEDERAL RLTY INVT TR             COMMON   313747206     3447         40550 SH       SOLE     2                                 40550
GENERAL  ELECTRIC                COMMON   369604103     6468        173823 SH       SOLE     2                                173823
GILEAD SCIENCES, INC             COMMON   375558103     3324         51194 SH       SOLE     2                                 51194
HEARTLAND PAYMENT SYSTEMS        COMMON   42235N108     6125        216830 SH       SOLE     2                                216830
HOME DEPOT                       COMMON   437076102     7195        179158 SH       SOLE     2                                179158
IBM CORP                         COMMON   459200101     1053         10838 SH       SOLE     2                                 10838
LIBERTY GLOBAL CL A              COMMON   530555101     4691        160941 SH       SOLE     2                                160941
LIBERTY GLOBAL SER C             COMMON   530555309     2712         96841 SH       SOLE     2                                 96841
LIFE TIME FITNESS                COMMON   53217R207     6181        127415 SH       SOLE     2                                127415
MEDTRONIC INC                    COMMON   585055106     6653        124335 SH       SOLE     2                                124335
MOLEX                            COMMON   608554101      406         12824 SH       SOLE     2                                 12824
MOLEX CL A                       COMMON   608554200     7388        266709 SH       SOLE     2                                266709
MOODY'S CORP                     COMMON   615369105      221          3200 SH       SOLE     2                                  3200
OFFICE DEPOT INC                 COMMON   676220106     1815         47550 SH       SOLE     2                                 47550
PAYCHEX                          COMMON   704326107     8267        209087 SH       SOLE     2                                209087
PEPSICO INC                      COMMON   713448108      200          3200 SH       SOLE     2                                  3200
RICHARDSON ELEC. LTD             COMMON   763165107      219         24000 SH       SOLE     2                                 24000
SCHLUMBERGER LTD                 COMMON   806857108      447          7084 SH       SOLE     2                                  7084
SCIENTIFIC LEARNING              COMMON   808760102      965        175709 SH       SOLE     2                                175709
SERVICEMASTER CO                 COMMON   81760N109     2266        172865 SH       SOLE     2                                172865
STATE STREET CORP                COMMON   857477103     3251         48202 SH       SOLE     2                                 48202
SUNCOR ENERGY INC                COMMON   867229106     8797        111482 SH       SOLE     2                                111482
ZEBRA TECHNOLOGIES               COMMON   989207105     4480        128775 SH       SOLE     2                                128775
XINHAU 25                        COMMON   FXI           9624         86350 SH       SOLE     2                                 86350